INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 7:                                             INCOME TAXES

Income (loss) before (benefit) provision for income taxes consisted of the following:

	Fiscal Years Ended
	December 31, 2011	January 1, 2011	January 2, 2010
In thousands
United States	$139,319	$(82,993)	$(240,015)
International	(341)	(7,325)	6,079
Total	$138,978	$(90,318)	$(233,936)

The (benefit) provision for income taxes was as follows:

	Fiscal Years Ended
	December 31, 2011	January 1, 2011	January 2, 2010
In thousands
Current:
Federal	$1,981	$4,687	$(106,978)
Foreign	1,497	873	862
State and local	(3,077)	(346)	5,014
Total Current	401	5,214	(101,102)
Deferred:
Federal	(4,107)	2,881	(6,442)
Foreign	(1,634)	172	(200)
State and local	(430)	777	(2,269)
Total Deferred	(6,171)	3,830	(8,911)
	$(5,770)	$9,044	$(110,013)

Fifth & Pacific Companies, Inc. and its US subsidiaries file a consolidated federal income tax return. Deferred income tax assets and liabilities represent the tax effects of revenues, costs and expenses, which are recognized for tax purposes in different periods from those used for financial statement purposes.

The effective income tax rate differed from the statutory federal income tax rate as follows:

	Fiscal Years Ended
	December 31, 2011	January 1, 2011	January 2, 2010
Federal tax provision (benefit) at statutory rate	35.0%	(35.0)%	(35.0)%
State and local income taxes, net of federal benefit	(2.4)	0.5	1.2
Impairments of intangible and other assets	(42.2)	—	(16.5)
Sales of interest in subsidiaries and other assets	(49.9)	—	—
Increase in valuation allowance	52.1	39.7	(3.1)
Tax on unrecognized tax benefits	1.4	2.2	3.9
Rate differential on foreign income	1.0	4.0	(0.6)
Other, net	0.8	(1.4)	3.1
	(4.2)%	10.0%	(47.0)%

The components of net deferred taxes arising from temporary differences as of December 31, 2011 and January 1, 2011 were as follows:

	December 31, 2011	January 1, 2011
In thousands
Deferred tax assets:
Inventory valuation	$4,313	$7,177
Streamlining initiatives	15,961	7,968
Deferred compensation	2,274	2,463
Nondeductible accruals	73,155	69,476
Share-based compensation	15,603	16,654
Net operating loss carryforward	222,239	273,051
Tax credit carryforward	27,940	27,940
Goodwill	54,519	64,450
Consolidated partnerships	5,250	7,436
Noncontrolling interest	73,863	—
Other	22,459	19,428
Total deferred tax assets	517,576	496,043
Deferred tax liabilities:
Unrealized gains	(297)	(2,205)
Trademarks and other intangibles	(15,394)	(39,884)
Property and equipment	(20,743)	(31,643)
Total deferred tax liabilities	(36,434)	(73,732)
Less: Valuation allowance	(494,745)	(452,855)
Net deferred tax liability	$(13,603)	$(30,544)

As of December 31, 2011, the Company and its domestic subsidiaries had net operating loss and foreign tax credit carryforwards of $454.5 million (federal tax effected amount of $159.0) and $27.9 million, respectively, for federal income tax purposes that will reduce future federal taxable income. The net operating loss and foreign tax credit carryforwards for federal income tax purposes will expire in 2031 and 2019, respectively.

As of December 31, 2011, the Company and certain of its domestic subsidiaries recorded a $57.5 million deferred tax asset related to net operating loss carryforwards for state income tax purposes that will reduce future state taxable income. The net operating loss carryforwards for state income tax purposes begin to expire in 2012.

As of December 31, 2011, certain of the Company’s foreign subsidiaries recorded a $5.7 million deferred tax asset related to net operating loss carryforwards for foreign income tax purposes that will reduce future foreign taxable income. The net operating loss carryforwards for foreign income tax purposes begin to expire in 2014.

As of December 31, 2011, the Company had total deferred tax assets related to net operating loss carryforwards of $222.2 million, of which $159.0 million, $57.5 million and $5.7 million were attributable to federal, domestic state and local, and foreign subsidiaries, respectively.

As of December 31, 2011, the Company and its subsidiaries recorded valuation allowances in the amount of $494.7 million against its net operating loss and other deferred tax assets due to the combination of its history of pretax losses and the Company’s ability to carry forward or carry back tax losses or credits. This represents a total increase in the valuation allowance of $41.9 million compared to the balance at January 1, 2011.

The Company has not provided for deferred taxes on the outside basis difference in its investments in foreign subsidiaries that are essentially permanent in duration. As of December 31, 2011, there were no unremitted earnings. It is not practicable to determine the amount of income taxes that would be payable in the event such outside basis differences reverse or unremitted earnings are repatriated.

Changes in the amounts of unrecognized tax benefits are summarized as follows:

	Fiscal Years Ended
	December 31, 2011	January 1, 2011	January 2, 2010
In thousands
Balance as of January 1, 2011	$107,932	$83,574	$20,149
Increases from prior period positions	565	22,835	10,865
Decreases from prior period positions	(5,458)	(979)	(111)
Increases from current period positions	973	3,212	53,209
Decreases relating to settlements with taxing authorities	—	(30)	(538)
Reduction due to the lapse of the applicable statute of limitations	(30)	(680)	—
Balance as of December 31, 2011(a)	$103,982	$107,932	$83,574

(a)                                      As of December 31, 2011 and January 1, 2011, liabilities associated with the amounts are included within Income taxes payable and Other non-current liabilities on the accompanying Consolidated Balance Sheets.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the provision for income taxes. For the year ended December 31, 2011, the Company increased its accrual for interest by $1.2 million and decreased its accrual for penalties $0.1 million, respectively. For the year ended January 1, 2011, the Company increased its accruals for interest and penalties by $2.3 million and $1.5 million, respectively. For the year ended January 2, 2010, the Company did not materially change its accrual for interest and penalties. At December 31, 2011 and January 1, 2011, the accrual for interest and penalties was $6.6 million and $5.4 million and $2.4 million and $2.5 million, respectively.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $103.9 million. The Company expects to reduce the liability for unrecognized tax benefits by an amount between $3.5 million and $5.4 million within the next 12 months due to either settlement or the expiration of the statute of limitations.

The Company files tax returns in the US Federal jurisdiction and various state and foreign jurisdictions. A number of years may elapse before an uncertain tax position, for which the Company has unrecognized tax benefits, is audited and finally resolved. While it is difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, the Company believes that the unrecognized tax benefits reflect the most likely outcome. These unrecognized tax benefits, as well as the related interest, are adjusted in light of changing facts and circumstances. Favorable resolution would be recognized as a reduction to the effective tax rate in the period of resolution.

The number of years with open tax audits varies depending upon the tax jurisdiction. The major tax jurisdictions include the US and the Netherlands. The Company is no longer subject to US Federal examination by the Internal Revenue Service (“IRS”) for the years before 2006 and, with a few exceptions, this applies to tax examinations by state authorities for the years before 2005. As a result of the US Federal tax law change extending the carryback period from two to five years and the Company’s carryback of its 2009 tax loss to 2004 and 2005, the IRS has the ability to re-open its past examinations of 2004 and 2005. The Company is no longer subject to income tax examination by the Dutch tax authorities for years before 2005.